Digital Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Digital Assets [Abstract]
Schedule of Bitcoin transactions and the corresponding values
	Year ended December 31,
	2022		2021
	Quantity	Value	Quantity	Value
Balance of digital assets including digital assets pledged as collateral as of January 1,	3,301	152,856	—	—
BTC mined*	5,167	138,985	3,453	164,393
BTC purchased	1,000	43,237	—	—
BTC exchanged for cash and services	(9,063)	(179,729)	(105)	(4,841)
BTC exchanged for long-term debt repayment	—	—	(47)	(1,546)
Realized loss on disposition of digital assets	—	(150,810)	—	(289)
Change in unrealized gain (loss) on revaluation of digital assets	—	2,166	—	(4,861)
Balance of digital assets as of December 31,	405	6,705	3,301	152,856
Less digital assets pledged as collateral as of December 31,**	(125)	(2,070)	(1,875)	(86,825)
Balance of digital assets excluding digital assets pledged as collateral as of December 31,	280	4,635	1,426	66,031

* Management estimates the fair value of BTC mined on a daily basis as the quantity of cryptocurrency received multiplied by the price quoted on Coinmarketcap on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13, Fair Value Measurement.

** Refer to Note 16 and 17 for details of the Company’s credit facility and long-term debt, respectively, and BTC pledged as collateral.